Pay vs Performance Disclosure	8 Months Ended	12 Months Ended					15 Months Ended	37 Months Ended
	Dec. 31, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 08, 2022	Apr. 30, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive “Compensation Actually Paid” (“CAP”) (as calculated in accordance with SEC rules) and certain Company performance for the fiscal years listed below. You should refer to the CD&A in this Proxy Statement for a complete description of how executive compensation relates to Company performance and how the CNG Committee makes its decisions. The CNG Committee did not consider the pay-versus-performance disclosure below in making its pay decisions for any of the fiscal years shown.

										Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Johnny Lee (1)	Compensation Actually Paid to Johnny Lee (1)(2)	Summary Compensation Table Total for David R. Morris	Compensation Actually Paid to David R. Morris(2)	Summary Compensation Table Total for Alan Thian(3)	Compensation Actually Paid to Alan Thian (2)(3)	Average Summary Compensation Table Total for Non-CEO NEOs(4)	Average Compensation Actually Paid to Non-CEO NEOs(2)(4)	Total Shareholder Return	Peer Group Total Shareholder Return (5)	Net Income (in millions)	Diluted EPS (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)

2025	$1,485,674	$1,448,829	$330,977	$116,196	$—	$—	$701,611	$686,578	$157.42	$152.71	$31.95	$1.83

2024	$—	$—	$1,387,103	$1,452,466	$—	$—	$847,927	$902,246	$150.82	$143.39	$26.67	$1.47

2023	$—	$—	$1,069,978	$1,054,900	$—	$—	$504,569	$478,144	$135.84	$126.67	$42.47	$2.24

2022	$—	$—	$1,183,555	$1,159,843	$1,444,211	$(6,994)	$573,828	$562,213	142.12	127.17	$64.33	$3.33

2021	$—	$—	$—	$—	$3,414,552	$4,065,310	$733,089	$906,520	174.37	136.64	$56.91	$2.86

(1) Mr. Lee was appointed President and Chief Executive Officer of the Company and the Bank in May 2025.

(2) Amounts represent compensation actually paid (“CAP”) to the applicable CEO and the average CAP to our remaining NEOs for the relevant fiscal year, as determined under SEC rules. Compensation actually paid to our CEOs and other NEOs represents the “Total” compensation reported in the Summary Compensation Table adjusted for the value of certain items discussed below. Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP consist of:

Adjustment To PEO Compensation, Footnote

Summary Compensation Table Amount for CEO Johnny Lee	2025	2024	2023	2022	2021
Total Compensation from Summary Compensation Table	$1,485,674	$—	$—	$—	$—
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	—	—	—	—	—
Amount added for current year service cost	—	—	—	—	—
Amount added for prior service cost impacting current year	—	—	—	—	—
Total Adjustments for Pension	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(387,401)	—	—	—	—
Year-end fair value of unvested awards granted in the current year	435,818	—	—	—	—
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(60,010)	—	—	—	—
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(25,252)	—	—	—	—
Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—	—	—	—
Total Adjustments for Equity Awards	$(36,845)	$—	$—	$—	$—

Compensation Actually Paid (as calculated)	$1,448,829	$—	$—	$—	$—

Summary Compensation Table Amount for Former CEO David R. Morris	2025	2024	2023	2022	2021
Total Compensation from Summary Compensation Table	$330,977	$1,387,103	$1,069,978	$1,183,555	$—
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	—	—	—	—	—
Amount added for current year service cost	—	—	—	—	—
Amount added for prior service cost impacting current year	—	—	—	—	—
Total Adjustments for Pension	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	—	(467,133)	(159,731)	(62,495)	—
Year-end fair value of unvested awards granted in the current year	—	528,689	148,645	47,976	—
Year-over-year difference of year-end fair values for unvested awards granted in prior years	2,007	8,658	(2,777)	(9,517)	—
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(19,381)	(4,851)	(1,215)	324	—
Forfeitures during current year equal to prior year-end fair value	(197,407)	—	—	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—	—	—	—
Total Adjustments for Equity Awards	$(214,781)	$65,363	$(15,078)	$(23,712)	$—

Compensation Actually Paid (as calculated)	$116,196	$1,452,466	$1,054,900	$1,159,843	$—

Summary Compensation Table Amount for Former CEO Alan Thian	2025	2024	2023	2022	2021
Total Compensation from Summary Compensation Table	$—	$—	$—	$1,444,211	$3,414,552
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	—	—	—	—	—
Amount added for current year service cost	—	—	—	—	—
Amount added for prior service cost impacting current year	—	—	—	—	—
Total Adjustments for Pension	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	—	—	—	(408,405)	(1,064,400)
Year-end fair value of unvested awards granted in the current year	—	—	—	—	1,572,000
Year-over-year difference of year-end fair values for unvested awards granted in prior years	—	—	—	—	—
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	—	—	—	5,200	143,158
Forfeitures during current year equal to prior year-end fair value	—	—	—	(1,048,000)	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—	—	—	—
Total Adjustments for Equity Awards	$—	$—	$—	$(1,451,205)	$650,758

Compensation Actually Paid (as calculated)	$—	$—	$—	$(6,994)	$4,065,310

Non-PEO NEO Average Total Compensation Amount		$ 701,611	$ 847,927	$ 504,569	$ 573,828	$ 733,089
Non-PEO NEO Average Compensation Actually Paid Amount		$ 686,578	902,246	478,144	562,213	906,520
Adjustment to Non-PEO NEO Compensation Footnote

Average Summary Compensation Table Amount for Non-CEO NEOs	2025	2024	2023	2022	2021
Total Compensation from Summary Compensation Table	$701,611	$847,927	$504,569	$573,828	$733,089
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	—	—	—	—	—
Amount added for current year service cost	—	—	—	—	—
Amount added for prior service cost impacting current year	—	—	—	—	—
Total Adjustments for Pension	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(146,163)	(284,372)	(93,703)	(49,993)	(41,396)
Year-end fair value of unvested awards granted in the current year	169,104	320,429	76,583	38,378	106,235
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(28,669)	9,449	(6,268)	—	83,828
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(9,305)	8,813	(3,037)	—	24,764
Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—	—	—	—
Total Adjustments for Equity Awards	$(15,033)	$54,319	$(26,425)	$(11,615)	$173,431

Compensation Actually Paid (as calculated)	$686,578	$902,246	$478,144	$562,213	$906,520
(3) Effective April 8, 2022, Mr. Thian resigned from his positions as President and CEO of the Company and the Bank.
(4) Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average CAP for the following executives by year:
2025: Lynn Hopkins, Gary Fan, Jeffrey Yeh, Mina Rizkalla
2024: Lynn Hopkins, Gary Fan, Johnny Lee, Jeffrey Yeh
2023: Alex Ko, Lynn Hopkins, Gary Fan, Johnny Lee, Vincent Liu
2022: Vincent Liu, Jeffrey Yeh, Tsu Te Huang
2021: David R. Morris, Vincent Liu, Tammy Song
(5) Based on an initial investment of $100. The Peer Group used is the KBW Nasdaq Regional Banking Index.
(6) Diluted EPS is a GAAP measure.

Compensation Actually Paid vs. Total Shareholder Return

The graphs below compare the relationship between CAP to our CEO and the average of CAP to our remaining NEOs, with:

●	The Company’s cumulative TSR and the Peer Group’s cumulative TSR (2020 - 2025)
●	The Company’s Net Income (2021 - 2025)
●	The Company Selected Measure, which is Diluted EPS (2021 - 2025)

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular List of Most Important Performance Measures. The financial performance measures that the Company considers to be the most important in linking CAP to our CEO to Company performance are listed below. Such performance measures are not ranked in order of importance. The role of each of these performance measures in our executive compensation program is discussed in the CD&A.

●	Diluted EPS
●	Return on Average Assets
●	Loan Growth
●	Retail Deposit Growth
●	NPLs/Loans HFI
●	Relative Total Shareholder Return
●	Return on Average Tangible Common Equity

Total Shareholder Return Amount		$ 157.42	150.82	135.84	142.12	174.37
Peer Group Total Shareholder Return Amount		152.71	143.39	126.67	127.17	136.64
Net Income (Loss)		$ 31,950,000	$ 26,670,000	$ 42,470,000	$ 64,330,000	$ 56,910,000
Company Selected Measure Amount		1.83	1.47	2.24	3.33	2.86
PEO Name	Mr. Lee						Mr. Thian	David R. Morris
Measure:: 1
Pay vs Performance Disclosure
Name		Diluted EPS
Measure:: 2
Pay vs Performance Disclosure
Name		Return on Average Assets
Measure:: 3
Pay vs Performance Disclosure
Name		Loan Growth
Measure:: 4
Pay vs Performance Disclosure
Name		Retail Deposit Growth
Measure:: 5
Pay vs Performance Disclosure
Name		NPLs/Loans HFI
Measure:: 6
Pay vs Performance Disclosure
Name		Relative Total Shareholder Return
Measure:: 7
Pay vs Performance Disclosure
Name		Return on Average Tangible Common Equity
Johnny Lee [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 1,485,674	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount		1,448,829	0	0	0	0
David R. Morris [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		330,977	1,387,103	1,069,978	1,183,555	0
PEO Actually Paid Compensation Amount		116,196	1,452,466	1,054,900	1,159,843	0
Alan Thian [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		0	0	0	1,444,211	3,414,552
PEO Actually Paid Compensation Amount		0	0	0	(6,994)	4,065,310
PEO | Johnny Lee [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Johnny Lee [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Johnny Lee [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Johnny Lee [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Johnny Lee [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(36,845)	0	0	0	0
PEO | Johnny Lee [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(387,401)	0	0	0	0
PEO | Johnny Lee [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		435,818	0	0	0	0
PEO | Johnny Lee [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(60,010)	0	0	0	0
PEO | Johnny Lee [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Johnny Lee [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(25,252)	0	0	0	0
PEO | Johnny Lee [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Johnny Lee [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | David R. Morris [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | David R. Morris [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | David R. Morris [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | David R. Morris [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | David R. Morris [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(214,781)	65,363	(15,078)	(23,712)	0
PEO | David R. Morris [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(467,133)	(159,731)	(62,495)	0
PEO | David R. Morris [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	528,689	148,645	47,976	0
PEO | David R. Morris [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,007	8,658	(2,777)	(9,517)	0
PEO | David R. Morris [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | David R. Morris [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(19,381)	(4,851)	(1,215)	324	0
PEO | David R. Morris [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(197,407)	0	0	0	0
PEO | David R. Morris [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Alan Thian [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Alan Thian [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Alan Thian [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Alan Thian [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Alan Thian [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	(1,451,205)	650,758
PEO | Alan Thian [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	(408,405)	(1,064,400)
PEO | Alan Thian [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	1,572,000
PEO | Alan Thian [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Alan Thian [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Alan Thian [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	5,200	143,158
PEO | Alan Thian [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	(1,048,000)	0
PEO | Alan Thian [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(15,033)	54,319	(26,425)	(11,615)	173,431
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(146,163)	(284,372)	(93,703)	(49,993)	(41,396)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		169,104	320,429	76,583	38,378	106,235
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(28,669)	9,449	(6,268)	0	83,828
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,305)	8,813	(3,037)	0	24,764
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0	$ 0	$ 0